Share-based payments - Changes in outstanding options (Details) - Options	12 Months Ended	42 Months Ended	75 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Changes in outstanding options
Beginning Balance	2,073,518
Granted	807,300
Forfeited	(31,959)
Exercised	(518,859)
Ending Balance	2,330,000	2,330,000	2,330,000
Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning Balance	1,528,140
Granted			4,128,521
Forfeited	(11,159)
Ending Balance	1,516,981	1,516,981	1,516,981
Restricted stock units (RSU)
Changes in outstanding options
Beginning Balance	545,378
Granted	807,300	1,903,008
Forfeited	(20,800)
Exercised	(518,859)
Ending Balance	813,019	813,019	813,019